FINANCIAL INCOME (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL INCOME
Income from short-term investments	R$ 108,057	R$ 87,241	R$ 68,721
Interest income and other financial income	86,035	135,972	135,279
Financial Income	194,092	223,213	204,000
Interest on debt	(1,022,460)	(938,120)	(1,177,686)
Monetary variation and other financial expenses	(426,001)	(531,634)	(401,655)
Financial Expenses	(1,448,461)	(1,469,754)	(1,579,341)
Bonds repurchases	(239,273)	0	(223,925)
Exchange Variation, net	(204,291)	(247,555)	(322,621)
Gains and losses on derivative financial instruments, net	(774)	(15,118)	32,092
Financial result, net	R$ (1,698,707)	R$ (1,509,214)	R$ (1,889,795)